Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Derivative Financial Instruments
Current liabilities	$ 1,484	$ 2,087	$ 4,188